Commitments and Contingencies (Details) - Schedule of components of lease expense - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Schedule of Components of Lease Expense [Abstract]
Operating lease					$ 1,717,807	$ 1,506,090
Interest on operating lease liabilities					209,536	148,039
Total net lease cost	$ 531,728	$ 310,965	$ 1,269,299	$ 1,103,649	$ 1,927,343	$ 1,654,129